INCOME TAXES - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected income tax benefit at federal statutory rate			$ (50,684)	$ (30,497)
State income tax expense (benefit), net of federal benefit			(3,568)	(2,495)
Permanent items			1,524	583
R&D credits			(2,322)	(1,261)
Unrecognized tax benefits (FIN 48)			1,054	751
Return to provision true-ups			(420)	(135)
Valuation allowance			54,419	33,057
Provision for income taxes	$ 0	$ 0	$ 3	$ 3